SHORT-TERM INVESTMENT (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SHORT-TERM INVESTMENT
Total investment consideration	¥ 204,607	¥ (134,620)	$ (19,250)	¥ 204,607
Short-term investment		1		¥ 134,621
Gain (loss) on investment		¥ 0